Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment
TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2018 and 2017, were as follows:

December 31,	Useful Lives (Years)	2018	2017
(Dollars in millions)
Land	N/A	$55	$55
Buildings	5-40	523	519
Leasehold and land improvements	1-30	1,245	1,214
Cable and wire	15-35	1,884	1,802
Network and switching equipment	3-13	2,423	2,361
Cell site equipment	7-25	3,460	3,411
Office furniture and equipment	3-10	378	480
Other operating assets and equipment	3-12	193	194
System development	1-7	1,486	1,387
Work in process	N/A	427	319
Total property, plant and equipment, gross		12,074	11,742
Accumulated depreciation and amortization		(8,728)	(8,318)
Total property, plant and equipment, net		$3,346	$3,424